Income Taxes (Details) - Schedule of deferred income tax liability - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Deferred tax assets	$ 396,338	$ 295,284
Total deferred liabilities	4,619,487	4,400,408
Deferred tax liabilities, net	4,223,149	4,105,124
Allowance for doubtful accounts [Member]
Deferred tax assets:
Deferred tax assets, gross	(67,930)	(64,511)
Advances from customers [Member]
Deferred tax assets:
Deferred tax assets, gross	464,268	359,795
Property, plant and equipment [Member]
Deferred tax assets:
Deferred tax liabilities, gross	4,209,513	3,926,450
Intangible assets from Grupo San [Member]
Deferred tax assets:
Deferred tax liabilities, gross	381,282	353,661
Provisions [Member]
Deferred tax assets:
Deferred tax liabilities, gross	17,199	76,601
Prepaid expenses [Member]
Deferred tax assets:
Deferred tax liabilities, gross	$ 11,493	$ 43,696